Cover	Nov. 13, 2024
Cover [Abstract]
Entity Registrant Name	374WATER INC.
Entity Central Index Key	0000933972
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 13, 2024
Entity File Number	001-41420
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	88-0271109
Entity Address Address Line 1	701 W Main Street
Entity Address Address Line 2	Suite 410
Entity Address City Or Town	Durham
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27701
City Area Code	440
Local Phone Number	609-9677
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	SCWO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false